UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRI	Nuveen Real Asset Income and Growth Fund Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 141.0% (98.9% of Total Investments)

	COMMON STOCKS – 55.2% (38.7% of Total Investments)

	Air Freight & Logistics – 0.9%

70,230	BPost SA	$1,586,570
64,877	Oesterreichische Post AG, (2)	3,225,913
	Total Air Freight & Logistics	4,812,483

	Commercial Services & Supplies – 0.2%

80,878	Covanta Holding Corporation	1,172,731

	Diversified Telecommunication Services – 1.5%

1,282,943	HKBN Limited, (2)	1,515,808
1,754,608	HKT Trust and HKT Limited, (2)	2,207,699
21,925	Inmarsat PLC, (2)	111,480
6,629,218	Netlink NBN Trust, (2), (3)	4,125,617
	Total Diversified Telecommunication Services	7,960,604

	Electric Utilities – 6.3%

2,046,898	AusNet Services, (2)	2,647,591
570,023	Contact Energy Limited, (2)	2,173,723
34,578	Duke Energy Corporation	2,678,758
132,165	Endesa S.A, (2), (3)	2,911,619
267,546	Enersis Chile SA	1,712,294
11,655	Iberdrola SA, (2)	85,704
732,768	Infratil Limited, (2)	1,647,552
372,035	Power Assets Holdings Limited, (2)	3,323,531
165,785	Scottish and Southern Energy PLC, (2)	2,974,075
10,826	Southern Company	483,489
4,579,088	Spark Infrastructure Group, (2)	8,445,804
466,955	Transmissora Alianca de Energia Eletrica SA	3,073,477
	Total Electric Utilities	32,157,617

	Equity Real Estate Investment Trusts – 29.1%

83,558	AEW UK REIT PLC	112,308
220,257	American Hotel Income Properties REIT LP	1,352,298
50,149	Americold Realty Trust	956,843
80,488	Apple Hospitality REIT, Inc.	1,414,174
38,526	Armada Hoffler Properties Inc.	527,421
844,085	Ascendas Real Estate Investment Trust, (2)	1,700,214
159,189	Automotive Properties Real Estate Investment Trust	1,246,724
185,051	Brixmor Property Group Inc.	2,822,028
355,174	Centuria Industrial REIT, (2)	668,921
456,003	Centuria Metropolitan REIT	798,531
6,560	Choice Properties Real Estate Investment Trust	59,116
291,029	City Office REIT, Inc.	3,364,295
17,346	Cofinimmo, SANV, (2)	2,250,839
1,049	Community Healthcare Trust Inc.	27,001
2,864,389	Concentradora Fibra Hotelera Mexicana SA de CV, 144A	1,793,000
25,314	Derwent London PLC, (2)	1,101,919
3,908	Developers Diversified Realty Corporation	28,646
194,965	Dream Industrial Real Estate Investment Trust	1,442,167
6,734	Education Realty Trust Inc.	220,539
461,144	Empiric Student Property PLC, (2)	533,019
322	Entertainment Properties Trust	17,839
780,254	Fibra Uno Administracion SA	1,175,960
23,665	Fonciere Des Regions, Reg S, (2)	2,610,683
2,836,388	Fortune REIT, (2)	3,443,951

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts (continued)

1,708,956	Frasers Centrepoint Trust, (2)	$2,858,201
5,356,424	Frasers Logistics & Industrial Trust, (2)	4,455,410
22,692	Gaming and Leisure Properties Inc.	759,501
3,301	GDI Property Group	3,118
90,799	Gramercy Property Trust	1,973,062
280,655	Growthpoint Properties Australia Limited, (2)	714,099
591,963	Hansteen Holdings PLC, (2)	1,060,630
279,076	Health Care Property Investors Inc.	6,482,935
39,525	Hispania Activos Inmobiliarios SOCIMI SA, (2), (3)	841,860
45,143	ICADE, (2)	4,382,686
4,003,936	IGB Real Estate Investment Trust, (2)	1,604,473
18,083	Immobiliare Grande Distribuzione SIIQ SpA	168,835
136,769	Independence Realty Trust	1,255,539
80,751	Inovalis Real Estate Investment Trust	629,912
71,963	Iron Mountain Inc.	2,364,704
2,069,138	Keppel DC REIT, (2)	2,278,182
169,793	Killam Apartment Real Estate I	1,829,260
66,790	Kimco Realty Corporation	961,776
35,316	Lar Espana Real Estate Socimi SA, (3)	423,682
17,109	LaSalle Hotel Properties	496,332
46,803	Lexington Corporate Properties Trust	368,340
30,993	Macerich Company	1,736,228
2,574,921	Mapletree Commercial Trust, (2)	3,088,906
1,631,906	Mapletree Greater China Commercial Trust, (2)	1,434,184
2,070,614	Mapletree Industrial Trust, (2)	3,213,293
7,999,878	Mapletree Logistics Trust, (2)	7,521,887
165,933	MedEquities Realty Trust, Inc.	1,743,956
186,229	Medical Properties Trust Inc.	2,420,977
225,455	MGM Growth Properties LLC	5,983,576
1,041,800	National Storage REIT, (2)	1,263,807
782,317	Nexus Real Estate Investment Trust	1,214,448
324,638	NorthWest Healthcare Properties REIT	2,839,811
7,629	NSI NV	320,569
130,185	Park Hotels & Resorts, Inc.	3,517,599
1,405,095	Parkway Life Real Estate Investment Trust, (2)	3,006,086
140,832	Physicians Realty Trust	2,192,754
1,121,057	Propertylink Group, (2)	865,706
168,214	Sabra Health Care Real Estate Investment Trust Inc.	2,968,977
70,108	Scentre Group, (2)	206,882
170,342	Secure Income REIT Plc	886,653
4,281	Simon Property Group, Inc.	660,772
192,563	Slate Office REIT	1,138,922
330,801	STAG Industrial Inc.	7,912,760
1,259	Star Asia Investment Corp, (2)	1,213,979
56,697	Summit Hotel Properties Inc.	771,646
502,555	Summit Industrial Income REIT	3,198,627
1,435,615	Target Healthcare REIT Ltd	2,074,594
1,916,193	TF Administradora Industrial S de RL de CV	3,198,925
18,804	Unibail-Rodamco SE, (2)	4,295,273
72,005	Ventas Inc.	3,566,408
189,595	VEREIT, Inc.	1,319,581
128,181	VICI Properties Inc.	2,348,276
502,078	Viva Energy REIT, (2)	774,461
8,249	Welltower Inc.	448,993
292,571	WPT Industrial Real Estate Investment Trust	3,791,720
23,615	Xenia Hotels & Resorts Inc.	465,688
	Total Equity Real Estate Investment Trusts	149,187,897

	Gas Utilities – 0.6%

9,558	AmeriGas Partners, LP	382,033
13,037	APA Group, (2)	79,382
113,979	Gas Natural SDG S.A., (2), (3)	2,720,457
	Total Gas Utilities	3,181,872

Shares	Description (1)	Value

	Household Durables – 0.1%

8,242	Kaufman and Broad SA, (2)	$433,733

	Independent Power & Renewable Electricity Producers – 1.9%
148,367	Brookfield Renewable Energy Partners LP	4,613,329
690,203	Meridian Energy Limited, (2)	1,427,588
9,325	NRG Yield, Inc., Class C Shares	158,525
41,516	Pattern Energy Group Inc.	717,812
176,968	Saeta Yield S.A., (2), (3)	2,654,677
	Total Independent Power & Renewable Electricity Producers	9,571,931

	Industrial Conglomerates – 0.2%

308,714	Hopewell Holdings Ltd, (2)	1,189,121

	Media – 0.2%

47,467	Eutelsat Communications, (2)	940,817

	Mortgage Real Estate Investment Trusts – 3.2%

74,943	Apollo Commercial Real Estate Finance, Inc.	1,347,475
38,005	Ares Commercial Real Estate Corporation	469,362
101,650	Blackstone Mortgage Trust Inc., Class A	3,193,843
72,286	Granite Point Mortgage Trust Inc.	1,195,610
158,602	KKR Real Estate Finance Trust, Inc.	3,181,556
195,238	Starwood Property Trust Inc.	4,090,236
140,542	TPG Re Finance Trust Inc.	2,795,380
	Total Mortgage Real Estate Investment Trusts	16,273,462

	Multi-Utilities – 2.0%

201,999	Engie, (2)	3,373,075
7,585	National Grid PLC	428,022
547,186	Redes Energeticas Nacionais SA, (2)	1,683,890
128,687	Suez Environment Company, (2)	1,864,667
1,249,789	Vector Limited, (2)	2,853,561
	Total Multi-Utilities	10,203,215

	Oil, Gas & Consumable Fuels – 3.9%

9,637	AltaGas Ltd	184,385
3,630	DCP Midstream LP	127,486
61,749	Enagas, (2)	1,690,980
9,867	Enbridge Energy Partners LP	95,118
26,618	Enbridge Inc.	837,668
16,190	Enbridge Income Fund Holdings Inc.	350,856
180,682	Enterprise Products Partnership LP	4,423,095
189,702	Inter Pipeline Limited	3,292,379
2,797	Magellan Midstream Partners LP	163,205
86,736	ONEOK, Inc.	4,937,013
5,775	Pembina Pipeline Corporation	180,196
20,081	Plains GP Holdings LP, Class A Shares	436,762
623,380	Snam Rete Gas S.p.A, (2)	2,865,556
11,596	Williams Partners LP	399,250
	Total Oil, Gas & Consumable Fuels	19,983,949

	Real Estate Management & Development – 0.5%

177,783	Atrium European Real Estate Ltd, (2)	875,312
72,573	Brookfield Property Partners	1,392,676
7,381	Hemfosa Fastigheter AB, (2)	89,664
5,528	Landmark Infrastructure Partners LP	92,041
	Total Real Estate Management & Development	2,449,693

	Road & Rail – 0.8%

916,867	Aurizon Holdings Limited, (2)	3,007,958
576,177	Stagocoach Group PLC, (2)	1,069,784
	Total Road & Rail	4,077,742

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment – 0.2%

970	Canadian Solar, Inc., (2)			$916,169

	Trading Companies & Distributors – 0.1%

24,326	Fortress Transportation & Investor, LLC			388,000

	Transportation Infrastructure – 2.5%

125,118	Abertis Infraestructuras S.A, (2)			2,804,885
373,284	Enav S.p.A, (2)			1,992,685
2,265,894	Hopewell Highway Infrastructure Limited, (2)			1,384,264
6,804,028	Hutchison Port Holdings Trust, (2)			2,015,714
45,027	Macquarie Infrastructure Corporation			1,662,847
94,999	Sydney Airport, (2)			492,548
269,534	Transurban Group, (2)			2,376,914
94,842	Zhejiang Expressway Company Limited, (2)			97,269
	Total Transportation Infrastructure			12,827,126

	Water Utilities – 1.0%

891,742	Aguas Andinas SA. Class A			581,796
42,637	Cia de Saneamento do Parana			774,878
850,790	Inversiones Aguas Metropolitanas SA			1,563,797
141,987	Pennon Group PLC, (2)			1,283,651
119,620	United Utilities PLC, (2)			1,201,309
	Total Water Utilities			5,405,431
	Total Common Stocks (cost $274,596,042)			283,133,593

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 27.7% (19.4% of Total Investments)

	Electric Utilities – 5.2%

20,255	APT Pipelines Limited	6.290%	N/R	$1,572,486
129,699	Brookfield Infrastructure Partners LP	5.350%	BBB–	2,565,088
84,109	Entergy Arkansas Inc.	4.875%	A	2,027,868
32,062	Entergy Louisiana LLC	4.875%	A	772,694
17,919	Entergy Texas Inc.	5.625%	A	454,605
120,593	Georgia Power Company	5.000%	Baa1	2,961,764
135,302	Integrys Energy Group Inc., (2)	6.000%	Baa1	3,551,678
134,538	NextEra Energy Inc.	5.250%	BBB	3,351,342
48,187	NextEra Energy Inc.	5.000%	BBB	1,193,110
27,375	PPL Capital Funding, Inc.	5.900%	BBB	692,314
144,218	Southern Company	5.250%	BBB	3,546,321
166,049	Southern Company	5.250%	BBB	4,034,991
	Total Electric Utilities			26,724,261

	Equity Real Estate Investment Trusts – 17.1%

93,343	American Homes 4 Rent	6.350%	N/R	2,315,840
83,643	American Homes 4 Rent	5.875%	BB	1,965,610
49,605	American Homes 4 Rent	5.500%	N/R	1,401,341
38,585	American Homes 4 Rent	6.500%	N/R	965,011
77,186	American Homes 4 Rent	5.875%	BB	1,786,856
107,356	CBL & Associates Properties Inc.	7.375%	BB–	1,844,376
27,209	Cedar Shopping Centers Inc., Series A	7.250%	N/R	622,542
102,181	Cedar Shopping Centers Inc., Series A	6.500%	N/R	2,131,496
162,846	City Office REIT, Inc.	6.625%	N/R	3,875,735
44,514	Colony Northstar, Inc.	7.500%	N/R	1,034,951
14,100	Colony Northstar, Inc.	7.150%	N/R	323,736
54,749	Colony Northstar, Inc.	7.125%	N/R	1,258,680
123,243	Colony Northstar, Inc.	7.125%	N/R	2,803,778
12,121	DDR Corporation	6.500%	Ba1	280,116
112,133	DDR Corporation	6.375%	BB	2,674,372
83,057	Digital Realty Trust Inc.	5.250%	Baa3	1,986,723
79,423	EPR Properties Inc.	5.750%	Baa3	1,791,783
30,552	Farmland Partners, Inc.	6.000%	N/R	761,967

Shares	Description (1)	Coupon	Ratings (4)	Value

	Equity Real Estate Investment Trusts (continued)

65,796	GGP, Inc.	6.375%	N/R	$1,627,793
27,053	Gladstone Commercial Corporation	7.000%	N/R	674,161
60,259	Gramercy Property Trust	7.125%	BB+	1,545,643
72,477	Hersha Hospitality Trust	6.875%	N/R	1,768,439
117,598	Hersha Hospitality Trust	6.500%	N/R	2,732,978
193,552	Hersha Hospitality Trust	6.500%	N/R	4,517,504
133,995	Investors Real Estate Trust	6.625%	N/R	3,099,304
60,884	Kimco Realty Corporation	5.250%	Baa2	1,338,839
664	Kimco Realty Corporation	5.500%	Baa2	15,405
589	Kimco Realty Corporation	5.125%	Baa2	12,970
12	LaSalle Hotel Properties	6.375%	N/R	293
83,982	LaSalle Hotel Properties	6.300%	N/R	2,033,204
6,414	Mid-America Apartment Communities Inc.	8.500%	BBB–	406,006
157,707	Monmouth Real Estate Investment Corp	6.125%	N/R	3,832,280
32,968	National Retail Properties Inc.	5.200%	Baa2	763,869
111,414	Pebblebrook Hotel Trust	6.500%	N/R	2,718,502
82,654	Pebblebrook Hotel Trust	6.375%	N/R	2,042,380
57,003	Penn Real Estate Investment Trust	6.875%	N/R	1,140,060
65,694	PS Business Parks, Inc.	5.200%	Baa2	1,513,590
50,067	PS Business Parks, Inc.	5.250%	BBB	1,172,569
56	Public Storage, Inc.	5.050%	A3	1,344
398	Rexford Industrial Realty Inc.	5.875%	BB	9,492
33,247	Saul Centers, Inc.	6.125%	N/R	780,307
3,948	Senior Housing Properties Trust	6.250%	BBB–	101,819
42,912	STAG Industrial Inc.	6.875%	BB+	1,089,965
41,004	Summit Hotel Properties Inc.	6.450%	N/R	1,008,698
125,971	Summit Hotel Properties Inc.	6.250%	N/R	3,028,217
21,254	Sunstone Hotel Investors Inc.	6.950%	N/R	533,688
125,914	Sunstone Hotel Investors Inc.	6.450%	N/R	3,097,484
19,173	Taubman Centers Incorporated, Series K	6.250%	N/R	460,919
92,327	UMH Properties Inc.	8.000%	N/R	2,451,282
133,708	UMH Properties Inc.	6.750%	N/R	3,344,037
114,008	Urstadt Biddle Properties	6.750%	N/R	2,915,185
63,120	Urstadt Biddle Properties	6.250%	N/R	1,565,376
40,678	Ventas Realty LP	5.450%	BBB+	1,014,509
140,877	Vornado Realty Trust.	5.250%	BBB–	3,237,353
14,883	Washington Prime Group, Inc.	6.875%	Ba1	305,101
	Total Equity Real Estate Investment Trusts			87,725,478

	Independent Power & Renewable Electricity Producers – 0.3%

63,257	Brookfield Renewable Partners, Preferred Equity	5.750%	BBB–	1,273,143

	Multi-Utilities – 3.0%

229,789	Dominion Resources Inc.	5.250%	BBB–	5,570,085
89,636	DTE Energy Company	5.250%	Baa2	2,163,813
107,853	DTE Energy Company	6.000%	Baa2	2,820,356
170,872	DTE Energy Company	5.375%	Baa2	4,215,412
28,431	DTE Energy Company	5.250%	Baa2	694,569
	Total Multi-Utilities			15,464,235

	Oil, Gas & Consumable Fuels – 1.6%

67,909	NGL Energy Partner LP	9.000%	N/R	1,578,205
198,411	Nustar Energy LP	8.500%	B1	4,595,199
44,461	Nustar Energy LP	7.625%	B1	969,250
63,970	Pembina Pipeline Corporation	5.750%	BB+	1,306,361
	Total Oil, Gas & Consumable Fuels			8,449,015

	Real Estate Management & Development – 0.5%

103,274	Landmark Infrastructure Partners LP	8.000%	N/R	2,461,019
	Total $25 Par (or similar) Retail Preferred (cost $146,751,115)			142,097,151

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 25.7% (18.0% of Total Investments)

		Air Freight & Logistics – 0.2%

$1,090		Mexico City Airport Trust, 144A	5.500%	7/31/47	BBB+	$994,625

		Commercial Services & Supplies – 2.2%

1,995		Advanced Disposal Services, Inc., 144A	5.625%	11/15/24	B	2,014,950
2,210		Covanta Holding Corporation	5.875%	3/01/24	B1	2,165,800
1,280		Covanta Holding Corporation	5.875%	7/01/25	B1	1,241,600
1,245		GFL Environmental Inc., 144A	5.375%	3/01/23	B–	1,223,212
2,325		Tervita Escrow Corporation, 144A	7.625%	12/01/21	B	2,358,875
1,120		Waste Pro USA Inc., 144A	5.500%	2/15/26	B+	1,106,000
1,025		Wrangler Buyer Corp., 144A	6.000%	10/01/25	CCC+	1,007,063
		Total Commercial Services & Supplies				11,117,500

		Communications Equipment – 0.3%

1,400		ViaSat Inc., 144A	5.625%	9/15/25	BB–	1,347,920

		Construction & Engineering – 1.2%

440		AECOM Technology Corporation	5.125%	3/15/27	BB–	425,150
852	EUR	Channel Link Enterprises Finance PLC	1.854%	12/30/50	A2	1,011,651
5,445,170	COP	Fideicomiso Ruta Al Mar., 144A	6.750%	2/15/44	BBB–	1,934,222
2,500	EUR	Superstrada Pedemontana Veneta, 144A	0.663%	6/30/47	N/R	2,922,318
		Total Construction & Engineering				6,293,341

		Diversified Financial Services – 0.5%

1,775		Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	10/01/25	BB	1,681,813
900		Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	977,697
		Total Diversified Financial Services				2,659,510

		Diversified Telecommunication Services – 0.7%

1,257		Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	1,275,855
2,450		Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	2,391,812
		Total Diversified Telecommunication Services				3,667,667

		Electric Utilities – 6.0%

3,550		ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB–	3,657,139
1,512		Brooklyn Navy Yard Cogeneration Partners LP, 144A	7.420%	10/01/20	B+	1,451,324
5,127		Crocket Cogeneration LP, 144A	5.869%	3/30/25	BB+	5,050,143
1,400	GBP	Electricite de France S.A, Reg S	5.875%	7/22/64	BBB	1,983,922
1,040		Exelon Corporation	6.250%	10/01/39	BBB	1,132,705
1,540	GBP	InterGen NV, 144A	7.500%	6/30/21	B1	2,143,639
1,734		Mirant Mid-Atlantic Series C Pass Through Trust	10.060%	12/30/28	B–	1,734,244
4,270		NextEra Energy Inc.	4.800%	12/01/77	BBB	4,109,875
3,545		Panoche Energy Center LLC, 144A	6.885%	7/31/29	Baa3	3,499,482
4,265		Red Oak Power LLC	9.200%	11/30/29	BB–	4,872,762
880		Terraform Global Operating LLC, 144A	6.125%	3/01/26	BB	886,600
		Total Electric Utilities				30,521,835

		Equity Real Estate Investment Trusts – 2.4%

2,300		Care Capital Properties, Inc.	5.125%	8/15/26	BBB–	2,215,986
1,285		CoreCivic, Inc.	4.750%	10/15/27	Ba1	1,207,900
1,325		CyrusOne LP Finance	5.375%	3/15/27	BB+	1,321,687
2,695		Geo Group Inc.	6.000%	4/15/26	B+	2,641,100
1,290		Iron Mountain Inc., 144A	5.250%	3/15/28	BB–	1,214,212
730		MPT Operating Partnership Finance	5.000%	10/15/27	BBB–	715,619
2,195		SBA Communications Corporation	4.875%	9/01/24	B+	2,153,844
590		Trust F/1401, 144A	6.950%	1/30/44	Baa2	615,075
		Total Equity Real Estate Investment Trusts				12,085,423

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Gas Utilities – 1.5%

$1,480		AmeriGas Partners LP/AmeriGas Finance Corporation	5.750%	5/20/27	BB	$1,415,250
677		Ferrellgas LP	6.750%	1/15/22	B–	641,457
17,005	MXN	Gas Natural Mexico SA	7.670%	7/03/25	N/R	873,354
17,500	MXN	Infraestructura Energetica Nova SAB de CV	6.300%	2/02/23	Baa1	891,268
1,750		National Gas Company of Trinidad and Tobago, 144A	6.050%	1/15/36	BBB	1,793,750
990		Rockpoint Gas Storage Canada Ltd, 144A	7.000%	3/31/23	BB–	988,763
1,060		Suburban Propane Partners LP	5.875%	3/01/27	BB–	1,004,350
		Total Gas Utilities				7,608,192

		Health Care Providers & Services – 0.8%

2,770		Community Health Systems, Inc.	6.250%	3/31/23	B2	2,551,862
1,765		Tenet Healthcare Corp, 144A	4.625%	7/15/24	BB–	1,696,606
		Total Health Care Providers & Services				4,248,468

		Hotels, Restaurants & Leisure – 0.2%

660		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	684,090
555		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	1/15/28	BB–	520,479
		Total Hotels, Restaurants & Leisure				1,204,569

		Independent Power & Renewable Electricity Producers – 1.0%

1,410		Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba3	1,377,570
1,080		Calpine Corporation, 144A	5.250%	6/01/26	BB+	1,042,200
660		Capex SA, 144A	6.875%	5/15/24	B+	663,300
735		GenOn Energy Inc., (6)	9.500%	10/15/18	N/R	588,000
1,450		NRG Energy Inc., 144A	5.750%	1/15/28	BB–	1,417,375
		Total Independent Power & Renewable Electricity Producers				5,088,445

		Marine – 0.1%

5,000	NOK	FJORD 1 ASA, Reg S	4.480%	11/22/22	N/R	644,193

		Mortgage Real Estate Investment Trusts – 0.3%

1,725		Starwood Property Trust, 144A	4.750%	3/15/25	BB–	1,681,875

		Multi-Utilities – 0.2%

1,045		Dominion Resources Inc.	5.750%	10/01/54	BBB–	1,104,043

		Oil, Gas & Consumable Fuels – 3.9%

610		Abu Dhabi Crude Oil Pipeline LLC, 144A	4.600%	11/02/47	AA	592,615
280		Calumet Specialty Products	6.500%	4/15/21	CCC+	271,600
910		Calumet Specialty Products	7.625%	1/15/22	CCC+	900,900
2,550		DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB–	2,409,750
920		Delek & Avner Tamar Bond Ltd, 144A	5.412%	12/30/25	BBB–	935,419
2,755		Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	2,633,538
1,870		Genesis Energy LP	5.625%	6/15/24	BB–	1,762,475
1,020	CAD	Gibson Energy, 144A	5.250%	7/15/24	BB	796,730
125		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	124,375
450		Global Partners LP/GLP Finance	7.000%	6/15/23	B+	453,375
1,335		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,335,000
1,035		NGL Energy Partners LP/Fin Co	7.500%	11/01/23	B+	1,038,881
2,095		Par Petroleum LLC / Petroleum Finance Corp, 144A	7.750%	12/15/25	BB–	2,100,237
2,120		PBF Holding Company LLC	7.250%	6/15/25	BB	2,202,150
11,145	MXN	Petroleos Mexicanos, 144A	7.190%	9/12/24	A–	555,068
1,075		Sunoco LP / Sunoco Finance Corp, 144A	5.875%	3/15/28	BB	1,038,719
1,020		TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	1,022,550
		Total Oil, Gas & Consumable Fuels				20,173,382

		Real Estate Management & Development – 1.4%

2,145		APL Realty Holdings Pte Ltd, Reg S	5.950%	6/02/24	Ba3	2,018,801
3,310		Hunt Companies Inc., 144A	6.250%	2/15/26	BB–	3,195,375
1,590		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB	1,576,087
200		RKI Overseas Finance 2016 B Ltd, Reg S	4.700%	9/06/21	BB–	191,299
		Total Real Estate Management & Development				6,981,562

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Road & Rail – 0.2%

$1,170		Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB–	$1,252,134

		Transportation Infrastructure – 1.8%

695		Aeropuertos Dominicanos SA, 144A	6.750%	3/30/29	BB–	752,338
1,030		Delhi International Airport Ltd, 144A	6.125%	10/31/26	BB	1,034,181
4,200	MXN	Grupo Aeroportuario Del Centro Norte, SAB de CV	6.850%	6/07/21	N/R	221,505
2,080		Hidrovias International Finance SARL, 144A	5.950%	1/24/25	BB	2,059,616
1,770	EUR	Swissport Financing Sarl, 144A	9.750%	12/15/22	CCC	2,275,914
2,451		Terminales Portuarios, 144A	8.125%	4/01/37	BB	2,628,828
		Total Transportation Infrastructure				8,972,382

		Water Utilities – 0.5%

2,460		AEGEA Finance SARL, 144A	5.750%	10/10/24	Ba2	2,435,400

		Wireless Telecommunication Services – 0.3%

1,690		Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	5.152%	3/20/28	Baa2	1,698,450
		Total Corporate Bonds (cost $133,083,935)				131,780,916

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 20.6% (14.5% of Total Investments)

		Diversified Financial Services – 0.5%

$930		National Rural Utilities Cooperative Finance Corporation	5.250%	4/20/46	A3	$989,273
1,325		RKP Overseas Finance 2016 A, Reg S	7.950%	N/A (7)	B1	1,303,581
		Total Diversified Financial Services				2,292,854

		Electric Utilities – 5.8%

2,265		AES Gener SA, 144A	8.375%	12/18/73	BB	2,355,600
9,358		Emera, Inc.	6.750%	6/15/76	BBB–	10,106,640
3,540		Enel SpA, 144A	8.750%	9/24/73	BBB–	4,194,900
1,260		Exelon Corporation	6.350%	3/15/33	Baa2	1,348,200
1,399		FPL Group Capital Inc. (3-Month LIBOR reference rate + 2.068% spread), (17)	3.762%	10/01/66	BBB	1,367,522
4,583		FPL Group Capital Inc. (3-Month LIBOR reference rate + 2.125% spread), (17)	3.713%	6/15/67	BBB	4,468,425
1,270		PPL Capital Funding Inc. (3-Month LIBOR reference rate + 2.665% spread), (17)	4.977%	3/30/67	BBB	1,262,063
4,817		WEC Energy Group, Inc. (3-Month LIBOR reference rate + 2.113% spread), (17)	3.951%	5/15/67	Baa1	4,696,575
		Total Electric Utilities				29,799,925

		Energy Equipment & Services – 3.7%

5,819		TranCanada Pipelines Limited (3-Month LIBOR reference rate + 2.210% spread), (17)	4.049%	5/15/67	Baa1	5,578,966
5,205		Transcanada Trust	5.875%	8/15/76	Baa2	5,426,213
5,075		Transcanada Trust	5.625%	5/20/75	Baa2	5,201,875
2,990		Transcanada Trust	5.300%	3/15/77	Baa2	2,952,625
		Total Energy Equipment & Services				19,159,679

		Equity Real Estate Investment Trusts – 0.2%

1,500	SGD	Cache Logistics Trust, Reg S	5.500%	N/A (7)	N/R	1,145,327

		Gas Utilities – 0.2%

750		Towngas Finance Ltd, Reg S	4.750%	N/A (7)	A–	755,012

		Multi-Utilities – 0.5%

2,498		RWE AG, Reg S	6.625%	7/30/75	BB+	2,747,800

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels – 8.9%

$2,040		Buckeye Partners LP	6.375%	1/22/78	Ba1	$2,015,673
901		DCP Midstream LP	7.375%	N/A (7)	BB–	897,621
2,921		Enbridge Energy Partners LP (3-Month LIBOR reference rate + 3.798% spread), (17)	5.492%	10/01/37	BB+	2,846,894
8,410		Enbridge Inc.	6.000%	1/15/77	BBB–	8,283,850
9,315		Enbridge Inc.	5.500%	7/15/77	BBB–	8,825,963
2,380		Enbridge Inc.	6.250%	3/01/78	BBB–	2,354,158
5,214		Energy Transfer Partners LP (3-Month LIBOR reference rate + 3.018% spread), (17)	4.791%	11/01/66	Ba1	4,588,320
901		Energy Transfer Partners	6.250%	N/A (7)	BB	861,581
3,930		Enterprise Products Operating LLC (3-Month LIBOR reference rate + 2.778% spread), (17)	4.784%	6/01/67	Baa2	3,915,263
1,634		Enterprise Products Operating LLC	4.875%	8/16/77	Baa2	1,602,954
4,865		Enterprise Products Operating LLP	5.250%	8/16/77	Baa2	4,731,213
4,985		Plains All American Pipeline L.P	6.125%	N/A (7)	BB	4,810,525
		Total Oil, Gas & Consumable Fuels				45,734,015

		Real Estate Management & Development – 0.8%

4,250		AT Securities BV, Reg S	5.250%	N/A (7)	BBB–	4,137,375
		Total $1,000 Par (or similar) Institutional Preferred (cost $106,048,387)				105,771,987

Shares		Description (1)	Coupon		Ratings (4)	Value

		CONVERTIBLE PREFERRED SECURITIES – 7.2% (5.0% of Total Investments)

		Electric Utilities – 0.8%

70,733		NextEra Energy Inc.	6.123%		BBB	$4,078,465

		Equity Real Estate Investment Trusts – 2.6%

86,247		Ashford Hospitality Prime, Inc.	5.500%		N/R	1,661,980
3,145		Crown Castle International Corporation	6.875%		N/R	3,515,890
31,505		EPR Properties Inc.	9.000%		BB	1,096,689
2,802		EPR Properties Inc.	5.750%		BB	68,117
16,068		Equity Commonwealth	6.500%		Baa3	417,607
11,499		Lexington Corporate Properties Trust, Series B	6.500%		N/R	557,701
103,217		Ramco-Gershenson Properties Trust	7.250%		N/R	5,388,960
26,411		RLJ Lodging Trust	1.950%		B–	670,311
		Total Equity Real Estate Investment Trusts				13,377,255

		Multi-Utilities – 2.6%

139,270		Dominion Resources Inc.	6.750%		BBB–	6,463,521
70,094		DTE Energy Company	5.000%		N/R	3,651,196
30,082		Sempra Energy Call Option	6.000%		N/R	3,079,494
		Total Multi-Utilities				13,194,211

		Oil, Gas & Consumable Fuels – 1.2%

17,768		Enbridge Inc.	4.000%		BBB–	423,056
134,198		Kinder Morgan Inc., Delaware	9.750%		N/R	4,172,216
46,711		Anadarko Petroleum Corporation	7.500%		N/R	1,391,988
		Total Oil, Gas & Consumable Fuels				5,987,260
		Total Convertible Preferred Securities (cost $39,468,670)				36,637,191

Shares		Description (1), (8)				Value

		INVESTMENT COMPANIES – 1.4% (1.0% of Total Investments)

670,648		John Laing Infrastructure Fund				$1,061,820
11,583,116		Keppel Infrastructure Trust				4,737,836
487,451		NextEnergy Solar Fund Limited				759,123
593,230		Starwood European Real Estate Finance Limited				865,594
		Total Investment Companies (cost $6,885,763)				7,424,373

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)		Description (1)	Coupon		Maturity		Ratings (4)	Value

		CONVERTIBLE BONDS – 1.3% (0.9% of Total Investments)

		Oil, Gas & Consumable Fuels – 1.0%

$6,375		Cheniere Energy Inc.	4.250%		3/15/45		N/R	$4,947,924

		Real Estate Management & Development – 0.3%

1,480		Tricon Capital Group Inc., 144A	5.750%		3/31/22		N/R	1,524,400
$7,855		Total Convertible Bonds (cost $5,953,377)						6,472,324

Principal Amount (000)		Description (1)	Interest Rate (9)		Maturity (9)			Value

		WHOLE LOANS – 1.1% (0.8% of Total Investments) (10), (11)

		Commercial Loans – 0.7%

$13,956		NCH Commercial Pool 2, NCH Corporation, (12), (13), (14)	11.925%		8/01/14			$3,384,343

		Multifamily Loans – 0.4%

4,383		NCH Multifamily Pool 2, NCH Corporation, (12), (13), (14)	11.925%		8/01/14			2,255,517
$18,339		Total Whole Loans (cost $18,850,284)						5,639,860

Principal Amount (000)	(5)	Description (1)	Coupon		Maturity		Ratings (4)	Value

		SOVEREIGN DEBT – 0.5% (0.4% of Total Investments)

		Costa Rica – 0.1%

$425		Instituto Costarricense de Electricidad, 144A	6.375%		5/15/43		BB	$374,808

		India – 0.4%

140,000	INR	National Highways Authority of India, Reg S	7.300%		5/18/22		N/R	2,137,228
		Total Sovereign Debt (cost $2,576,221)						2,512,036

Principal Amount (000)		Description (1)	Coupon (15)	Reference Rate (15)	Spread (15)	Maturity (16)	Ratings (4)	Value

		VARIABLE RATE SENIOR LOAN INTERESTS – 0.3% (0.2% of Total Investments) (15)

		Electric Utilities – 0.2%

$790		Panda Liberty LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB–	$741,810

		Equity Real Estate Investment Trusts – 0.1%

525		Iron Mountain Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	524,236
$1,315		Total Variable Rate Senior Loan Interests (cost $1,274,188)						1,266,046

Shares		Description (1)						Value

		COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)

18,083		Immobiliare Grande Distribuzione SIIQ SpA						$19,237
		Total Common Stock Rights (cost $–)						19,237
		Total Long-Term Investments (cost $735,487,982)						722,754,714

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.6% (1.1% of Total Investments)

	REPURCHASE AGREEMENTS – 1.6% (1.1% of Total Investments)

$8,374	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $8,374,339, collateralized by $8,755,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $8,545,782	0.740%	4/02/18	$8,373,650
	Total Short-Term Investments (cost $8,373,650)			8,373,650
	Total Investments (cost $743,861,632) – 142.6%			731,128,364
	Borrowings – (43.9)% (18), (19)			(225,225,000)
	Other Assets Less Liabilities – 1.3% (20)			6,879,152
	Net Assets – 100%			$512,782,516

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(62)	6/18	$(7,078,991)	$(7,096,578)	$(17,587)	$(6,781)
U.S. Treasury Long Bond	Short	(50)	6/18	(7,181,925)	(7,331,250)	(149,325)	(37,500)
U.S. Treasury Ultra Bond	Short	(20)	6/18	(3,113,393)	(3,209,375)	(95,982)	(23,125)
				$(17,374,309)	$(17,637,203)	$(262,894)	$(67,406)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (21)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Securities LLC	$112,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$3,922,186	$3,922,186

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$146,962,296	$136,171,297	$—	$283,133,593
$25 Par (or similar) Retail Preferred	138,545,473	3,551,678	—	142,097,151
Corporate Bonds	—	131,780,916	—	131,780,916
$1,000 Par (or similar) Institutional Preferred	—	105,771,987	—	105,771,987
Convertible Preferred Securities	36,637,191	—	—	36,637,191
Investment Companies	7,424,373	—	—	7,424,373
Convertible Bonds	—	6,472,324	—	6,472,324
Whole Loans	—	—	5,639,860	5,639,860
Sovereign Debt	—	2,512,036	—	2,512,036
Variable Rate Senior Loan Interests	—	1,266,046	—	1,266,046
Common Stock Rights	19,237	—	—	19,237

Short-Term Investments:
Repurchase Agreements	—	8,373,650	—	8,373,650

Investments in Derivatives:
Futures Contracts*	(262,894)	—	—	(262,894)
Interest Rate Swaps*	—	3,922,186	—	3,922,186
Total	$329,325,376	$399,822,120	$5,639,860	$734,787,656
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Whole Loans
Balance at the beginning of period	$—
Investments acquired in the Reorganization	8,698,758
Gains (losses):
Net realized gains (losses)	(1,633,581)
Change in net unrealized appreciation (depreciation)	1,498,013
Purchases at cost	—
Sales at proceeds	(2,923,330)
Net discounts (premiums)	—
Transfers into	—
Transfers (out of)	—
Balance at the end of period	$5,639,860

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:

	Market Value	Techniques	Unobservable Input	Range
Commercial & Multifamily Whole Loans	$5,639,860	Sales Comparison Approach (50% Weighting)	Appraisal Estimate	5.7mm -7.6mm
		Income Capitalization Approach (50% Weighting)	Appraisal Estimate	4.6mm

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(56,703,179)	$56,703,179	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For income tax purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in the value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$757,224,356
Gross unrealized:
Appreciation	$24,275,692
Depreciation	(50,371,684)
Net unrealized appreciation (depreciation) of investments	$(26,095,992)

Tax cost of futures	$(262,894)
Net unrealized appreciation (depreciation) of futures	—

Tax cost of swap contracts	$—
Net unrealized appreciation (depreciation) of swaps	3,922,186

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Perpetual security. Maturity date is not applicable.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(10)	Interest rates on whole loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

(11)	Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid.

(12)	Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(13)	Loan is currently default with regards to scheduled interest and/or principal payments.

(14)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3 unless otherwise noted.

(15)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(16)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(17)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(18)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

(19)	Borrowings as a percentage of total investments is 30.8%.

(20)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(21)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

COP	Columbian Peso

EUR	Euro

GBP	Pound Sterling

INR	Indian Rupee

LIBOR	London Inter-Bank Offered Rate

MXN	Mexican Peso

NOK	Norwegian Krone

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Asset Income and Growth Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018